Exhibit 99.20

Sequoia Mortgage Trust 2015-4

Mortgage Pass-Through Certificates, Series 2015-4

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

RWT Holdings, Inc.

Wells Fargo Securities, LLC

29 October 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

RWT Holdings, Inc.
One Belvedere Place, Suite 300
Mill Valley, California 94941

Wells Fargo Securities, LLC
375 Park Avenue, 2nd Floor
New York, New York 10152

Re:	Sequoia Mortgage Trust 2015-4
Mortgage Pass-Through Certificates, Series 2015-4 (the “Certificates”)
Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Sequoia Residential Funding, Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of fixed rate mortgage loans (the “Mortgage Loans”) relating to the Sequoia Mortgage Trust 2015-4 securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

A member firm of Ernst & Young Global Limited

For the purpose of the procedures described in this report, RWT Holdings, Inc. (the “Sponsor”), on behalf of the Depositor, provided us with:

a.	An electronic data file labeled “2015-4 Population 101515.xlsx” (the “Preliminary Loan Listing Data File”) which the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (the “Redwood Loan Numbers”) corresponding to a pool of mortgage loans (the “Base Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,
b.	An electronic data file labeled “SEMT_2015-4_2015_10_16(AUDITOR).xlsx” (the “Preliminary Data File,” together with the Preliminary Loan Listing Data File, the “Preliminary Data Files”) which the Sponsor, on behalf of the Depositor, indicated contains information as of 1 October 2015 on a pool of mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,
c.	Imaged copies of the:
i.	Promissory note (the “Promissory Note”),
ii.	Modification Agreement (the “Modification Agreement”),
iii.	Loan application (the “Loan Application”),
iv.	Appraisal report and field review (collectively, the “Appraisal”),
v.	Deed of trust (the “Deed of Trust”),
vi.	Subordination agreement (the “Subordination Agreement”),
vii.	Credit report (the “Credit Report”),
viii.	Settlement statement (the “Settlement Statement”) and/or
ix.	Underwriting summary (the “Underwriting Summary,” together with the Promissory Note, Modification Agreement, Loan Application, Appraisal, Deed of Trust, Subordination Agreement, Credit Report and Settlement Statement, the “Source Documents”)

relating to the Sample Mortgage Loans (as defined in Attachment A),

d.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which are listed on Exhibit 1 to Attachment A and
e.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Preliminary Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Base Preliminary Mortgage Loans, Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

29 October 2015

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 286 Base Preliminary Mortgage Loans (the “Sample Mortgage Loans”) from the Preliminary Loan Listing Data File. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Mortgage Loans they instructed us to select from the Preliminary Loan Listing Data File.

2.	For each mortgage loan on the Preliminary Loan Listing Data File and Preliminary Data File, we compared the Redwood Loan Number of each mortgage loan, as shown on the Preliminary Loan Listing Data File, to the corresponding Redwood Loan Number on the Preliminary Data File and noted that:
a.	All of the Preliminary Mortgage Loans included on the Preliminary Data File were included on the Preliminary Loan Listing Data File,
b.	Four (4) of the Base Preliminary Mortgage Loans included on the Preliminary Loan Listing Data File were not included on the Preliminary Data File (the “Removed Base Preliminary Mortgage Loans”) and
c.	Three (3) of the Removed Base Preliminary Mortgage Loans were Sample Mortgage Loans (the “Removed Sample Mortgage Loans”).

The Removed Sample Mortgage Loans are Redwood Loan Numbers 406043419, 406044233 and 406046212.

3.	For the 283 Sample Mortgage Loans included on the Preliminary Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on the Source Documents, subject to the qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes on Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

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Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note(s)

Redwood Loan Number	Promissory Note	i.

Original principal balance	Promissory Note

Original interest rate	Promissory Note

Current monthly payment	(a) Promissory Note and recalculation or	ii.
(b) Modification Agreement

First payment date	Promissory Note

Maturity date	Promissory Note

Original term to maturity	(a) Promissory Note or	iii.
(b) Promissory Note and recalculation

Property state	Promissory Note

Property zip code	Promissory Note

Prepayment charge term	Promissory Note

Interest only term	Promissory Note

Occupancy status	Loan Application

Appraisal value	Appraisal	iv., v.

Sale price (if applicable)	Settlement Statement

Loan purpose	(a) Settlement Statement or	vi.
(b) Promissory Note, Settlement Statement, Credit Report and recalculation

Property type	Appraisal or Deed of Trust	vii.

Junior lien balance	Underwriting Summary, Subordination Agreement or Credit Report	viii.

Original loan-to-value ratio	Recalculation	ix.

Combined loan-to-value ratio	Recalculation	x.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For the purpose of recalculating the current monthly payment Sample Characteristic for each Sample Mortgage Loan (except the Sample Mortgage Loans with Redwood Loan Numbers 406047826, 406048024, 406048073, 406048149, 406048264 and 406047918, as shown on the Preliminary Data File), the Sponsor, on behalf of the Depositor, instructed us to use the “PMT” function in Microsoft Excel and the original principal balance, original interest rate and original term to maturity of the Sample Mortgage Loan, all as shown on the Promissory Note (or with respect to the original term to maturity, in accordance with the methodology described in note iii. below).

The Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less for the purpose of comparing the result of the recalculation described above to the corresponding information on the Preliminary Data File.

For the Sample Mortgage Loans with Redwood Loan Numbers 406047826, 406048024, 406048073, 406048149, 406048264 and 406047918 (as shown on the Preliminary Data File), the Sponsor, on behalf of the Depositor, instructed us to use the current monthly payment amount as shown on the Modification Agreement.

iii.	For Sample Mortgage Loans which do not have the original term to maturity specifically stated in the Promissory Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term to maturity using the first payment date and maturity date of the Sample Mortgage Loan, both as shown on the Promissory Note.

iv.	For each Sample Mortgage Loan with:
(a)	A loan purpose of “Cash-Out Refinance” or “Rate/Term Refinance,” as shown on the Preliminary Data File, and
(b)	Information in the corresponding Appraisal indicating that the related mortgaged property was purchased by the borrower within twelve months of the origination date (as shown in the Promissory Note) of the Sample Mortgage Loan

(each, a “Recently Purchased Refinanced Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to compare the appraisal value Sample Characteristic, as shown on the Preliminary Data File, to the corresponding sales price information on the Appraisal.

Exhibit 1 to Attachment A

Notes: (continued)

v.	For the purpose of comparing the appraisal value Sample Characteristic for each Sample Mortgage Loan that is not a Recently Purchased Refinanced Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value for Sample Mortgage Loans that have more than one Appraisal.

vi.	For each Sample Mortgage Loan with a loan purpose of “First Time Home Purchase” or “Other-than-first-time Home Purchase,” as shown on the Preliminary Data File (each, a “Purchase Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the Settlement Statement as the Source Document for the purpose of comparing the loan purpose Sample Characteristic.

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (each, a “Refinanced Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown on the Settlement Statement,
(2)	If any secondary financing relating to the subject property is an installment loan, as shown on the Credit Report, and such loan is being repaid with the proceeds of the Sample Mortgage Loan, as shown on the Settlement Statement, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Sample Mortgage Loan, as shown on the Settlement Statement, and
(3)	Settlement charges relating to the Sample Mortgage Loan, as shown on the Settlement Statement.

For each Sample Mortgage Loan (except the Sample Mortgage Loans with Redwood Loan Numbers 406010808 and 406048303, as shown on the Preliminary Data File), the Sponsor, on behalf of the Depositor, instructed us to assume that the loan purpose is:

(a)	“Cash-Out Refinance” if the Amount to Borrower is greater than 1% of the original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note, and
(b)	“Rate/Term Refinance” if the Amount to Borrower is less than or equal to 1% of the original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note.

For the Sample Mortgage Loan with Redwood Loan Number 406010808 (as shown on the Preliminary Data File), the Sponsor, on behalf of the Depositor, instructed us to assume the loan purpose is:

(a)	“Cash-Out Refinance” if the Amount to Borrower is greater than $10,000 and
(b)	“Rate/Term Refinance” if the Amount to Borrower is less than or equal to $10,000.

Exhibit 1 to Attachment A

Notes: (continued)

vi. (continued)

For the Sample Mortgage Loan with Redwood Loan Number 406048303 (as shown on the Preliminary Data File), the Sponsor, on behalf of the Depositor, instructed us to assume the loan purpose is:

(a)	“Cash-Out Refinance” if the Amount to Borrower is greater than 2% of the original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note, and
(b)	“Rate/Term Refinance” if the Amount to Borrower is less than or equal to 2% of the original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note.

vii.	For each Sample Mortgage Loan (except the Sample Mortgage Loan with Redwood Loan Number 406048189, as shown on the Preliminary Data File), the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal as the Source Document for the purpose of comparing the property type Sample Characteristic.

For the Sample Mortgage Loan with Redwood Loan Number 406048189 (as shown on the Preliminary Data File), the Sponsor, on behalf of the Depositor, instructed us to use the Deed of Trust as the Source Document for the purpose of comparing the property type Sample Characteristic.

viii.	For each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided one or more of the indicated Source Documents for the purpose of comparing the junior lien balance Sample Characteristic. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source Document. We performed no procedures to reconcile any differences that may exist between various Source Documents for the junior lien balance Sample Characteristic.

ix.	The Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan by:
(a)	Dividing:
(1)	The original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note,

by

(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown in the Appraisal (and in accordance with the methodologies described in notes iv. and v. above), and (B) the sale price (if applicable), as shown on the Settlement Statement, or
(ii)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal (and in accordance with the methodologies described in notes iv. and v. above)

and

(b)	Truncating the value recalculated in (a) to the second decimal place (xx.xx%).

Exhibit 1 to Attachment A

Notes: (continued)

x.	The Sponsor, on behalf of the Depositor, instructed us to recalculate the combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan by:
(a)	Dividing:
(1)	The sum of:
(i)	The original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note, and
(ii)	The junior lien balance related to such Sample Mortgage Loan (if applicable), as shown on the Underwriting Summary, Subordination Agreement or Credit Report (and in accordance with the methodology described in note viii. above), by

(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown in the Appraisal (and in accordance with the methodologies described in notes iv. and v. above), and (B) the sale price (if applicable), as shown on the Settlement Statement, and
(ii)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal (and in accordance with the methodologies described in notes iv. and v. above)

and

(b)	Truncating the value recalculated in (a) to the second decimal place (xx.xx%).

Exhibit 2 to Attachment A

Sample Characteristic Differences

Redwood Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

406030742	Original loan-to-value ratio	66.46%	66.45%
	Combined loan-to-value ratio	66.46%	66.45%

406030756	Original loan-to-value ratio	47.97%	47.96%
	Combined loan-to-value ratio	67.97%	67.96%

406030786	Original loan-to-value ratio	20.73%	20.72%
	Combined loan-to-value ratio	20.73%	20.72%

406030802	Original loan-to-value ratio	40.48%	40.47%
	Combined loan-to-value ratio	40.48%	40.47%

406000118	Property type	dPUD	PUD

406000561	Junior lien balance	$0.00	$100,000.00
	Combined loan-to-value ratio	50.00%	56.25%

406002853	Property type	Single Family Detached (non-PUD)	Condo, High Rise (5+ stories)

406018837	Appraisal value	$11,650,000.00	$1,165,000.00

406022656	Loan purpose	Cash-Out Refinance	Rate/Term Refinance

406010808	Junior lien balance	$0.00	$100,000.00
	Combined loan-to-value ratio	56.00%	64.88%

406028939	Prepayment charge term	36	0

406047822	Property type	Single Family Attached	2 Family

406047983	Property type	Single Family Detached (non-PUD)	PUD

406048025	Loan purpose	Cash-Out Refinance	Rate/Term Refinance

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Exhibit 2 to Attachment A

Redwood Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

406048073	Property type	Single Family Detached (non-PUD)	PUD

406048075	Loan purpose	Cash-Out Refinance	Rate/Term Refinance

406048130	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

406048153	Appraisal value	$2,553,860.00	$4,225,000.00
	Original loan-to-value ratio	27.01%	16.33%
	Combined loan-to-value ratio	27.01%	16.33%

406048156	Loan purpose	Cash-Out Refinance	Rate/Term Refinance

406048214	Property type	dPUD	PUD

406048221	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

406048232	Loan purpose	Cash-Out Refinance	Rate/Term Refinance

406048257	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

406048261	Occupancy status	Investment Property	Secondary Residence

406048261	Property type	Single Family Detached (non-PUD)	PUD

406048293	Loan purpose	Cash-Out Refinance	Rate/Term Refinance

406048318	Loan purpose	Cash-Out Refinance	Rate/Term Refinance

406048072	Property type	dPUD	PUD